PROSPECTUS

December 31, 1996

Putnam American Renaissance Fund
Putnam Research Fund
INVESTMENT STRATEGY:  GROWTH

Putnam Balanced Fund
Putnam Real Estate Opportunities Fund
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund or Putnam Research Fund (collectively, the "funds" and each a "fund"), each a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the funds' December 31, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

ABOUT THE FUNDS



Expenses summary
   4
 .
This section describes the sales charges, management fees, and annual operating expenses that apply to a fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights
   5
 .
Study this table to see, among other things, how each fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

   Objectives
   6
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure a fund's objective is consistent with your own.

How the funds pursue their objectives
   6
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how a fund seeks its investment objectives.

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in a fund.

How performance is shown
   17
 .
This section describes and defines the measures used to assess
fund performance.   All data are based on past investment results
and do not predict future performance.

How the funds are managed
   18
 .
Consult this section for information about a fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history
   21
 .
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

How to buy shares
   23
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges.

Distribution plan
   27
 .
This section tells you what distribution fees are charged against shares.

How to sell shares
   27
 .
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
   29
 .
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
   29
 .
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax
      information
  29
 .
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
  31
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and expenses based on each fund's most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

Shareholder transaction expenses

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                     5.75%

Deferred sales charge (as a
percentage of the lower of
original purchase price or
redemption proceeds)                   NONE*

*      A deferred sales charge of up to 1.00% is assessed on
  certain        redemptions of shares that were purchased
without an
  initial sales charge.  See "How to buy shares."

Annual fund operating expenses
(as a percentage of average net assets)


                                                     Total fund
                                           Other      operating
                      Management fees+   expenses+    expenses+

Putnam American              NONE          1.00%         1.00%
 Renaissance Fund
Putnam Balanced Fund         NONE          0.73%         0.73%
Putnam Real Estate
 Opportunities Fund          NONE          0.98%         0.98%
Putnam Research Fund         NONE          1.00%         1.00%

+after expense limitation

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The annual fund operating expenses shown in the table for Putnam American Renaissance Fund and Putnam Research Fund have been annualized. Actual "Other expenses" and total fund operating expenses for Putnam Amerian Renaissance Fund and Putnam Research Fund were 0.89% and 0.86%, respectively. In the absence of the expense limitation, management fees, "Other expenses" and total fund operating expenses would have been as follows:

                                                      Total fund
                                           Other       operating
                       Management fees   expenses      expenses

Putnam American
  Renaissance Fund          0.65%          1.85%         2.50%
Putnam Balanced Fund        0.65%          1.50%         2.15%
Putnam Real Estate
 Opportunities Fund         0.70%          1.26%         1.96%
Putnam Research Fund        0.65%          1.14%         1.79%

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                            1 year   3 years  5 years  10 years

Putnam American Renaissance
 Fund                          $67       $88     $110      $173
Putnam Balanced Fund           $65       $79      $96      $143
Putnam Real Estate
 Opportunities Fund            $67       $87     $109      $171
Putnam Research Fund           $67       $88     $110      $173

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for the funds. The information has been audited and reported on by each fund's independent accountants. The "Report of independent accountants" and financial statements included in each fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

(The table is incorporated by reference from Post-Effective
Amendment No. 10 to the Fund's Registration Statement, File No.
33-56339.)
OBJECTIVES

          Putnam American Renaissance Fund seeks capital appreciation.

          Putnam Balanced Fund seeks capital growth and current income.

          Putnam Real Estate Opportunities Fund seeks capital growth and current income. The fund concentrates its investments in securities issued by companies in the real estate industries.

          Putnam Research Fund seeks capital appreciation.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective through its separate investment policies. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques; risk factors" below. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Putnam American Renaissance Fund

The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., the Trust's investment manager ("Putnam Management"), believes will benefit from major, long-term trends in the economy, business conditions, consumer behavior or public perceptions of the environment. Putnam Management attempts to identify these trends in their early stages, and then attempts to identify the economic sectors that may benefit from them. In selecting securities from these sectors, Putnam Management will consider a variety of factors, including an issuer's financial strength, competitive position and projected future earnings. In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors that Putnam Management believes may benefit from such trends, are expected by Putnam Management to experience above-average growth.

The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers. Because Putnam Management evaluates securities for the fund based on their potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. In addition, although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on a relatively limited number of sectors of the economy at any given time may make the value of fund shares more susceptible to any single economic, political or regulatory development than the value of shares of a more widely diversified mutual fund. As a result, the value of fund shares may fluctuate more than the value of shares of other equity mutual funds. Achievement of the fund's goals will be dependent not only on Putnam Management's ability to select individual investments, but also on Putnam Management's ability to accurately identify the long-term trends described above and the economic sectors that will benefit from those trends.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with equity market capitalizations above $1 billion. However, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies will generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Putnam Balanced Fund

The fund will invest in a combination of equity and fixed-income securities. The portion of the fund's assets invested in equity securities and fixed-income securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. However, under normal market conditions the fund expects to invest at least 25% of its total assets in fixed-income securities, which for this purpose includes debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

In selecting equity securities for the fund's portfolio, Putnam Management focuses on securities which it believes are attractively priced and have good financial strength as well as above average earnings potential. Although the fund's equity investments will typically emphasize issuers with equity market capitalizations in excess of $1 billion, the fund may also invest in small- to medium-sized companies that have equity market capitalizations below this level. These companies generally have a proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

In selecting fixed-income securities for the fund's portfolio, Putnam Management may take full advantage of the entire range of fixed-income securities and may adjust the average maturity of the fund's fixed-income investments from time to time depending on its assessment of relative yields on securities of different maturities and types and its expectations of future changes in interest rates. The fund's investments in fixed-income securities may include both government and corporate obligations. Consistent with the fund's investment objective, the fund may invest without limit in fixed-income securities rated at the time of purchase at least B by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. See "Common investment policies and techniques; risk factors -- Lower-rated fixed-income securities" below.

The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below.

Putnam Real Estate Opportunities Fund

Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies principally engaged in the real estate industries. Examples of companies in the real estate industries include real estate investment trusts ("REITs"), real estate developers, mortgage lenders and servicers, construction companies and building material suppliers. Putnam Management deems a particular company to be "principally engaged" in the real estate industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from businesses related to real estate.

The fund expects to invest primarily in common stocks that have the potential for capital appreciation, current income, or both. However, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors. Since the fund's investments are concentrated in the real estate industries, the value of its shares can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate ventures or securities issued by companies engaged in businesses related to real estate may include excess supply of real property in certain markets, changes in zoning laws, difficulties in completing construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. In addition, like the performance of other commercial ventures or the securities issued by companies in industries unrelated to real estate, the performance of real estate ventures and securities issued by companies in the real estate industries may be affected by changes in interest rates, prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes), and social and economic trends.

It is currently expected that equity REITs, which own real estate directly, will represent a substantial portion of the fund's investments in REITs. The fund may also invest in mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by changes in the value of the properties to which they have extended credit.
REITs are dependent upon the skill of each REIT's management, may not be diversified and are subject to the risks of financing projects.

REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain an exemption from the Investment Company Act of 1940. By investing in REITs indirectly through the fund, a shareholder bears not only a proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs.

The fund could under certain circumstances own real estate directly as a result of a default on debt securities it owns. If the fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "How a fund makes distributions to shareholders; tax information" below.

Putnam Research Fund

The fund invests primarily in common stocks recommended by Putnam Management's Equity Research Department as having the greatest potential for capital appreciation. Because the analysts in Putnam Management's Equity Research Department emphasize fundamental analysis, Putnam Management, when selecting securities for the fund, will focus primarily on individual securities rather than sector or industry weightings. Notwithstanding this focus on individual securities, Putnam Management currently expects that the fund's portfolio will invest in securities representing most (and at times possibly all) of the sectors included in the Standard & Poor's 500 Composite Stock Price Index, although the fund is not an index fund and its portfolio is not intended to replicate the index.

Putnam Management expects that under normal market conditions the fund will invest primarily in securities of issuers with market capitalizations above $500 million. From time to time, however, a portion of the fund's assets may be invested in securities of companies with equity market capitalizations below this level. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of capital appreciation. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also invest in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Common investment policies and techniques; risk factors

Foreign investments. Each fund may invest up to 20% of its assets in securities principally traded in foreign markets. Each fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

A fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options. For further discussion on the risks associated with purchasing and selling futures contracts and options, see "Futures and options." The SAI also contains information concerning these transactions.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a
 fund will engage in foreign currency exchange transactions at any given time or from time to time.

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the SAI.

Lower-rated fixed-income securities. Lower-rated fixed-income securities are generally regarded as those rated below Baa by Moody's or BBB by S&P or securities of comparable quality as determined by Putnam Management. These securities are often referred to as "junk bonds" and may include securities in default. Securities rated Baa or BBB, while considered investment-grade, are more vulnerable to adverse economic conditions than securities in the higher rating categories and have speculative elements. Although the values of fixed-income securities generally fluctuate with movements in interest rates, the values of lower-rated fixed-income securities generally fluctuate more than those of higher-rated fixed-income securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, some or all of each fund's fixed-income investments may include securities as to which that fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell these securities only at prices lower than if these securities were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default under these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. The lower ratings of certain fixed-income securities held by a fund reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and a fund may as a result find it more difficult to determine the fair value of such securities. When a fund invests in fixed-income securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in fixed-income securities in the higher rating categories.

Each fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently.

Even though such bonds do not pay current interest in cash, a fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

Portfolio turnover. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Futures and options. Each fund may buy and sell financial futures contracts on stock indexes and foreign currencies, and Putnam Balanced Fund may buy and sell financial future contracts on U.S. Government securities and foreign fixed-income securities. A futures contract is a contract to buy or sell units of a particular security or index at an agreed price on a specified future date. Depending on the change in value of the security or index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, each fund may buy and sell call and put options on index futures or stock indexes. Each fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to earn additional income.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of index futures and options and movements in the prices of the underlying stock index or securities and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at a particular time. A fund's ability to terminate an option position established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. A fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

Securities loans, repurchase agreements and forward commitments. Each fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Alternative investment strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the basic investment strategy of a fund inconsistent with the best interests of such fund's shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of such fund's assets.

In implementing these defensive strategies, a fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or its agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, a fund will use these alternative strategies.

Diversification

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit a fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit a fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer, other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry, except that under normal market conditions Putnam Real Estate Opportunities
Fund will invest more than 25% of its total assets in issuers in the real estate group of industries;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and fund operating expenses. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on average net assets.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                  Business experience
                       Year       (at least 5 years)
                      ------      -----------------

American Renaissance Fund
-------------------------
Carol C. McMullen      1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1995.  Prior
                                  to June, 1995, Ms. McMullen
                                  was Senior Vice President and
                                  Senior Portfolio Manager of
                                  Baring Asset Management.

Jeffrey R. Lindsey     1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1994.
                                  Prior to April, 1994, Mr.
                                  Lindsey was Vice President
                                  at Strategic Portfolio
                                  Management Inc.

Balanced Fund
-------------
David J. Santos        1995       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1986.

Kenneth J. Taubes      1995       Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1991.

Real Estate Opportunities Fund
------------------------------
Jeanne L. Mockard      1995       Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1990.

Research Fund
-------------
Thomas R. Bogan        1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to November, 1994,
                                  Mr. Bogan was Senior
                                  Analyst of Lord, Abbett & Co.

Patrick O'Donnell      1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to May, 1994, Mr.
                                  O'Donnell was the founder and
                                  President of Exeter Research
                                  Inc.

Each fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the funds and each other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the funds and each other portfolio or the nature of the services performed and relative applicability to each fund or other portfolio. Each fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

The Trustees of the Trust have approved a new management contract for Putnam Research Fund, to take effect when and if approved by shareholders of the fund at a meeting scheduled to be held on February 6, 1997. If the proposed management contract is not approved by shareholders, this prospectus will be revised.

Under the proposed management contract, Putnam Research Fund would pay a quarterly base fee (subject to adjustment as provided below) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of the fund's average net assets: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $ 5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

This base fee may be increased or decreased by applying a performance adjustment formula based on the performance of the fund relative to that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index of common stocks frequently used as a general measure of U.S. stock market performance. The fee, payable for each calendar quarter of the fund, will be increased or decreased by an incentive payment or penalty at the annual rate of 0.01% of average net assets for each full 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3%, subject to a maximum increase or decrease of 0.07% of average net assets. Performance will be calculated for these purposes at the beginning of each calendar quarter, for the thirty-six month period immediately preceding such quarter (or the life of the fund, if shorter).
For example, under the proposed management contract, if the fund were to achieve a cumulative total return of 30% for a given three-year period and the S&P 500 were to return 25% for that same period, i.e., the fund were to outperform the S&P 500 by 5%, the fee payable to Putnam Management for the following quarter would be increased by the annual rate of 0.02% of average net assets. If the proposed management contract had been in effect on October 1, 1996, the fund's cumulative total return of 24.03%, relative to that of the S&P 500, 20.26%, would have resulted in no performance adjustment to the base fee. The examples are intended solely to illustrate the effect of the performance adjustment. The fund's actual return will vary, and may be greater or less than that of the S&P 500.

In order to limit the funds' expenses during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through May 31, 1997 for Putnam Real Estate Opportunities Fund and Putnam Balanced Fund and through June 30, 1997 for Putnam American Renaissance Fund and Putnam Research Fund, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the Trust's distribution plan) would exceed the following annual rates, expressed as a percentage of each fund's average net assets: Putnam American Renaissance Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund, 1.00%, and Putnam Balanced Fund, 0.70%. For the purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of credits related to brokerage service and expense offset arrangements that may reduce designated fund expenses. With Trustee approval, these expense limitations may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised. Putnam Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds. As of November 30, 1996, Putnam Investments, Inc. owned more than 25% of the shares of each of the funds and therefore may be deemed to "control" each of the funds.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Only shares of Putnam American Renaissance Fund, Putnam Balanced Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund are offered by this prospectus.

Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A shares are currently being offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each fund vote together as a single class, except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of the funds have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of a fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

The public offering price of is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                Net                 dealers as a
Amount of transaction        amount     Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of shares of $1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a contingent deferred sales charge of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of 1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and
0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI,

General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by a fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the Trust is not currently making any payments pursuant to the plan. The purpose of the plan is to permit the Trust to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The plan provides for payments by each fund to Putnam Mutual Funds at the annual rate of up to 0.35% of its average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of certain other Putnam funds at net asset value. To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW A FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

Putnam American Renaissance Fund and Putnam Research Fund distribute any net investment income and any net realized capital gains at least annually. Putnam Balanced Fund and Putnam Real Estate Opportunities Fund distribute any net investment income at least quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options:

 - Reinvest all distributions from a fund in additional shares of that fund without a sales charge;

 - Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares of that fund without a sales charge; or

 -      Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions from a fund in additional shares of that fund (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Each fund's distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year your fund will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

For corporate shareholders, any distributions received by Putnam Real Estate Opportunities Fund from REITs will not qualify for the corporate dividends-received deduction. Putnam Real Estate Opportunities Fund's investments in REIT equity securities may require the fund to accrue and distribute income not yet received.
In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investments in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings; if the fund distributes such amounts, such distribution would constitute a return of capital to fund shareholders for federal income tax purposes.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary
Trust
Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

PUTNAM AMERICAN RENAISSANCE FUND
PUTNAM BALANCED FUND
PUTNAM REAL ESTATE OPPORTUNITIES FUND
PUTNAM RESEARCH FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Putnam Balanced Fund
Putnam Real Estate Opportunities Fund

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Putnam American Renaissance Fund
Putnam Research Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

PUTNAMINVESTMENTS
        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

                      PUTNAM AMERICAN RENAISSANCE FUND
                           PUTNAM BALANCED FUND
                  PUTNAM REAL ESTATE OPPORTUNITIES FUND
                           PUTNAM RESEARCH FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

EACH A SERIES OF   PUTNAM INVESTMENT FUNDS (THE "TRUST")


FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             December 31, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated December 31, 1996, as revised from time to time.
This
SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                              Table Of Contents
Part  I


INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . . I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 .I-

   4

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . . . .I-14

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-15

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
 . . . .I-17

Part II


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-73

                                    SAI
                                   PART I

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed with respect to a fund without a vote of a majority of the outstanding voting securities of such fund, a fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that Putnam Real Estate Opportunities Fund may invest more than 25% of its total assets in securities of issuers in any industry in the real estate group of industries.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

Although certain of a fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

    Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                          -------------------------

CHARGES AND EXPENSES

Management fees

Each fund pays a quarterly fee to Putnam Investment Management, Inc., each fund's investment manager ("Putnam Management"), based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the following rates expressed as a percentage of each fund's average net assets:


Fund name         Contract date          Rates

Putnam American   12/12/94 as revised    0.70% of the first $500
 Renaissance Fund 7/14/95 and as further million, 0.60% of the
                  revised 12/1/95        next $500 million,
                                         0.55% of the next $500
                                         million, 0.50% of the
                                         next $5 billion, 0.475%
                                         of the next $5 billion,
                                         0.455% of the next $5
                                         billion, 0.44% of the
                                         next $5 billion, and
                                         0.43% thereafter.

Putnam Balanced   12/12/94 as revised    0.65% of the first $500
 Fund             7/14/95 and as further million, 0.55% of the
                  revised 12/1/95        next $500 million,
                                         0.50% of the next $500
                                         million, 0.45% of the
                                         next $5 billion, 0.425%
                                         of the next $5 billion,
                                         0.405% of the next $5
                                         billion, 0.39% of the
                                         next $5 billion, and
                                         0.38% thereafter.

Putnam Real Estate 12/12/94 as revised   0.70% of the first $500
 Opportunities    7/14/95 and as further million, 0.60% of the
  Fund            revised 12/1/95        next $500 million,
                                         0.55% of the next $500
                                         million, 0.50% of the
                                         next $5 billion, 0.475%
                                         of the next $5 billion,
                                         0.455% of the next $5
                                         billion, 0.44% of the
                                         next $5 billion, and
                                         0.43% thereafter.

Putnam Research   12/12/94 as revised    0.65% of the first $500
 Fund             7/14/95 and as further million, 0.55% of the
                  revised 12/1/95        next $500 million,
                                         0.50% of the next $500
                                         million, 0.45% of the
                                         next $5 billion, 0.425%
                                         of the next $5 billion,
                                         0.405% of the next $5
                                         billion, 0.39% of the
                                         next $5 billion, and
                                         0.38% thereafter.

At a shareholder meeting scheduled to be held on February 6, 1997, shareholders of Putnam Research Fund will be asked to approve a new management contract for that fund. Under the proposed management contract, the fund would pay a quarterly base fee (subject to adjustment as provided below) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of the fund's average net assets: 0.65% of the first $500 million, 0.55% of the $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

This base fee may be increased or decreased by applying a performance adjustment formula based on the performance of the fund relative to that of the Standard & Poor's 500 Composite Stock
Price Index (the "S&P 500"), an index of common stocks frequently used as a general measure of U.S. stock market performance. The fee, payable for each calendar quarter of the fund, will be increased or decreased by an incentive payment or penalty at the annual rate of 0.01% of average net assets for each full 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3%, subject to a maximum increase or decrease of 0.07% of average net assets. Performance will be calculated for these purposes at the beginning of each calendar quarter, for the thirty-six month period immediately preceding such quarter (or the life of the fund, if shorter). For example, under the proposed management contract, if the fund were to achieve a cumulative total return of 30% for a given three-year period and the S&P 500 were to return 25% for that same period, i.e., the fund were to outperform the S&P 500 by 5%, the fee payable to Putnam Management for the following quarter would be increased by the annual rate of
0.02% of average net assets. If the proposed management contract had been in effect on October 1, 1996, the fund's cumulative total return of 24.03%, relative to that of the S&P 500, 20.26%, would have resulted in no performance adjustment to the base fee. The examples are intended solely to illustrate the effect of the performance adjustment. The fund's actual return will vary, and may be greater or less than that of the S&P 500.

If the proposed contract is not ultimately approved by shareholders, this SAI will be supplemented or revised, as appropriate.

For the past fiscal years, pursuant to its existing management contract, each fund incurred the following fees:

                                             Reflecting a
                                             reduction in the
                                             following amounts
                         Fiscal   Management pursuant to an
Fund name                year     fee paid   expense limitation

Putnam American          1996    $14,050     $29,062
 Renaissance Fund

Putnam Balanced Fund     1996    $13,557     $29,606
                         1995     $8,553     $19,100

Putnam Real Estate
 Opportunities Fund      1996    $14,060     $19,662
                         1995     $7,598     $28,374

Putnam Research Fund     1996    $26,676     $30,948

Expense limitation.  In order to limit expenses, Putnam
Management
has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through May 31, 1997 for Putnam Real Estate Opportunities Fund and Putnam Balanced Fund and through June 30, 1997 for Putnam American Renaissance Fund and Putnam Research Fund, to the extent that expenses of the funds (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the funds' distribution plans) would exceed the following annual rate of each fund's average net assets: Putnam American Renaissance Fund, Putnam Real Estate Opportunities Fund and Putnam Research Fund, 1.00%, and Putnam Balanced Fund, 0.70%. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the funds do not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, these expense limitations may be terminated earlier, in which event shareholders
would be notified and this SAI would be revised.    Putnam
Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal period indicated:

                             Fiscal       Brokerage
Fund name                                 year commissions

Putnam American Renaissance  1996         $6,139
 Fund
Putnam Balanced Fund         1996         $3,290
                             1995         $3,351
Putnam Real Estate
 Opportunities Fund          1996         $1,642
                             1995         $4,062
Putnam Research Fund         1996         $6,848

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management considered to be particularly useful to it and its affiliates:

                      Dollar
                       value       Percent of
                     of these         total      Amount of
                   transactions   transactions  commissions

Putnam American        $3,337,756      42.31%    $3,394
 Renaissance Fund
Putnam Balanced Fund   $2,141,691      65.04%    $2,214
Putnam Real Estate
 Opportunities Fund      $211,400      19.03%      $684
Putnam Research Fund     $484,818       3.78%      $485

Administrative expense reimbursement

Each fund reimbursed Putnam Management in the following amounts for administrative services during fiscal 1996, including the following amounts for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit.

                                            Portion of total
                                            reimbursement for
                           Total            compensation and
Fund name              reimbursement          contributions

Putnam American
 Renaissance Fund            $43                    $38
Putnam Balanced Fund         $40                    $35
Putnam Real Estate
 Opportunities Fund          $40                    $35
Putnam Research Fund         $56                    $29

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each
Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995:

COMPENSATION TABLE

                                                  Aggregate
compensation(1) from:

         Pension or            Estimated
                         Putnam                 Putnam
         retirement      annual benefits
                        American    Putnam    Real Estate
Putnam   benefits accrued             from all         All
                       Renaissance Balanced  Opportunities
Research        as part of         Putnam funds      Putnam
Trustees/year             Fund       Fund        Fund
Fund    fund expenses(2)   upon retirement(3)    funds(4)
-----------------------------------------------------------------
------------------------------------------------------
Jameson A. Baxter/1994    $124      $123        $123         $124
          $0                 $71,676       $150,854
Hans H. Estin/1972         123       122         122          123
           0                  70,043        150,854
John A. Hill/1985(5)       122       122         121          122
           0                  70,043        149,854
Ronald J. Jackson/1996(6)   21        39          29           21
           0                  70,043            N/A
Elizabeth T. Kennan/1992   123       122         122          123
           0                  69,709        148,854
Lawrence J. Lasser/1992    121       121         121          121
           0                  70,043        150,854
Robert E. Patterson/1984   133       133         132          133
           0                  71,043        152,854
Donald S. Perkins/1982     122       121         121          122
           0                  69,376        150,854
William F. Pounds/1971     124 (7)   124 (7)     123 (7)      125
(7)        0                  70,543        149,854
George Putnam/1957         123       122         122          123
           0                  70,043        150,854
George Putnam, III/1984    123       122         122          123
           0                  70,043        150,854
Eli Shapiro/1995(8)        134       134         133          134
           0                  47,686         95,372
A.J.C. Smith/1986          121       121         121          121
           0                  68,252        149,854
W. Nicholas Thorndike/1992 132       132         132          132
           0                  71,043        152,854
-----------------------------------------------------------------
------------------------------------------------------
(1)      Includes an annual retainer and an attendance fee for
each meeting attended.
(2)      The Trustees approved a Retirement Plan for Trustees of
the Putnam funds on October 1, 1996.  Prior to that date,
         voluntary retirement benefits were paid to certain
retired Trustees       .
(3)      Assumes that each Trustee retires after at least five
years of service.  Estimated benefits for each Trustee are
         based on amounts paid to such Trustee for the three most
recent calendar years (or, for Trustees who have not
         served as Trustees throughout such three-year period,
the average amount paid to each Trustee for such years).
(4)      As of December 31, 1995, there were 99 funds in the
Putnam family.
(5)      Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.  The total amount of deferred
         compensation payable by the Putnam funds to Mr. Hill was
$51,141.  Information on deferred compensation includes
         income earned on such amounts.
(6)      Elected as a Trustee in May 1996.
(7)      Includes additional compensation for service as Vice
Chairman of the Putnam funds.
(8)      Elected as a Trustee in April 1995.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment
Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At November 30, 1996, the officers and Trustees of the Trust as a group owned 5.67% of Putnam American Renaissance Fund, 3.81% of Putnam Balanced Fund, 4.10% Putnam Real Estate Opportunities Fund and 13.65% of Putnam Research Fund, and except as noted below, to the knowledge of the Trust, no person owned of record or beneficially 5.00% or more of the shares of the funds.

                      Putnam American Renaissance Fund
                      --------------------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   88.50%

                           Putnam Balanced Fund
                            --------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                 Putnam Investments, Inc.*    95.40%

                   Putnam Real Estate Opportunities Fund
                   -------------------------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   90.30%

                           Putnam Research Fund
                           --------------------

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------

                   Putnam Investments, Inc.*   77.20%

                   Thomas R. Bogan              7.60%
                   One Devonshire Place
                   Boston, MA  02109

* One Post Office Square, Boston, MA 02109

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received no sales charges with respect to class A shares for any of the funds during fiscal 1996.

Investor servicing and custody fees and expenses

During the 1996 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

Fund name

Putnam American Renaissance Fund          $11,038
Putnam Balanced Fund                      $10,098
Putnam Real Estate
 Opportunities Fund                        $6,273
Putnam Research Fund                      $19,647

INVESTMENT PERFORMANCE

Standard performance measures

Putnam American Renaissance Fund
(for the period ended July 31, 1996)

                               Class A
Inception date:            October 2, 1995

Annualized total
return

Life of class                  13.16%


Putnam Balanced Fund
(for the period ended September 30, 1996)

                               Class A
Inception date:            January 3, 1995

Annualized total
return

1 year                          8.44%
Life of class                  18.65%

Yield

30-day
Yield                           1.96%

Putnam Real Estate Opportunities Fund
(for the period ended August 31, 1996)

                               Class A
Inception date:            January 3, 1995

Annualized total
return

1 year                         12.64%
Life of class                  14.80%

Putnam Research Fund
(for the period ended July 31, 1996)


                               Class A
Inception date:            October 2, 1995

Annualized total
return

Life of class                  8.64%*

* Represents cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return and yield reflect the deduction of the maximum sales charge of 5.75%. Total return and yield for each fund reflect an expense limitation currently in effect. Without the expense limitation, total return would have been 18.78% for Putnam American Renaissance Fund, 13.75% for Putnam Balanced Fund,
20.16% for Putnam Real Estate Opportunities Fund and 14.81% for
Putnam Research Fund    and the yield for Putnam Balanced Fund
would have been 0.71%    .  See "Standard performance measures"
in
Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan (age 55) (1 fund).  Managing Director of Putnam
Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst
at Lord, Abbett & Co.

Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman (age 55) (40 funds). Senior Managing Director of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

Ian C. Ferguson (age 39) (22 funds).  Senior Managing Director.
Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of
Putnam
Management.

J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fiduciary
Trust Company.

Carol C. McMullen (age 41) (7 funds).  Managing Director of
Putnam
Management.  Prior to June, 1995, Ms. McMullen was Senior Vice
President and Senior Portfolio Manager of Baring Asset
Management.

Jeanne L. Mockard (age 33) (4 funds).  Senior Vice President of
Putnam Management.

John J. Morgan, Jr. (age 56) (10 funds).  Managing Director of
Putnam Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and
President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of
Putnam Management.  Director of Putnam Investments, Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of
Putnam
Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39) (10 funds).  Managing Director of Putnam
Management.

Sheldon N. Simon (age 39) (2 funds).  Senior Vice President of
Putnam Management.

Robert Swift (age 36) (7 funds).  Senior Vice President of Putnam
Management.  Prior to August, 1995, Mr. Swift was Director and
Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam Real Estate Opportunities Fund and Putnam Balanced Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of
Independent Accountants, financial highlights and financial statements included in the Annual Report for the fiscal year ended
August 31, 1996 for Putnam Real Estate Opportunities Fund, and for the fiscal year ended September 30, 1996 for Putnam Balanced Fund, filed electronically on October 30, 1996 and November 27, 1996, respectively (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

Price Waterhouse, LLP, 165 Federal St., Boston, MA 02109, are the independent accountants for Putnam American Renaissance Fund and Putnam Research Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Reports of Independent Accountants, financial highlights and financial statements included in the Annual Reports for the fiscal year ended July 31, 1996, filed electronically on October 2, 1996 for Putnam American Renaissance Fund and on October 4, 1996 for Putnam Research Fund (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights for these funds included in the prospectus and incorporated by reference into this SAI and the financial statements for these funds incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

December 31, 1996

Putnam International Fund
Putnam Japan Fund
INVESTMENT STRATEGY:  GROWTH

Putnam Global Growth and Income Fund
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in shares of Putnam Global Growth and Income Fund, Putnam International Fund and Putnam Japan Fund (collectively, the
"funds" and each a "fund"), each a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the December 31, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581.
The
SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                           BOSTON * LONDON * TOKYO

ABOUT THE FUNDS




   Page number
Expenses summary
     4
 .
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of a fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights
     5
 .
Study this table to see, among other things, how the fund
performed each year for the past 10 years or since it began
investment operations if it has been in operation for less than
10
years.

Objectives
     6
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure a fund's objectives are consistent with your own.

How the funds pursue their objectives
   6
           . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how a fund seeks its investment objectives.
    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in a fund.

How performance is shown
    16
 .
This section describes and defines the measures used to assess
fund performance.   All data are based on past investment results
and do not predict future performance.

How the funds are managed
    16
 .
Consult this section for information about a fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history
    18
 .
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
   20
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
    20
 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on shares.

Distribution plan
    24
 .
This section tells you what distribution fees are charged against shares.

How to sell shares
    24
 .
In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
    25
 .
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
    26
 .
This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax
    information
    26
 .
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
    26
 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.
About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from
investing in a fund and   ,     in the case of Putnam Global
Growth and Income Fund, expenses based on the most recent fiscal year and, in the case of Putnam International Fund and Putnam Japan Fund, estimated expenses which each fund expects to incur in its first full fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

Shareholder transaction expenses

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                     5.75%

Deferred sales charge (as a
percentage of the lower of
original purchase price or
redemption proceeds)                   NONE*

* A deferred sales charge of up to 1.00% is assessed on certain redemptions of shares that were purchased without an initial sales charge. See "How to buy shares."


Annual fund operating expenses
(as a percentage of average net assets)


                                                   Total fund
                                          Other      operating
                                          expenses   expenses
                                     (after expense(after expense
                                     limitation,    limitation,
                         Management     where          where
                            fees     indicated)
indicated)
                         ----------  ----------      ---------

Putnam Global Growth
 and Income Fund            0.80%          1.37%
2.17%+
Putnam International Fund   NONE           1.45%+        1.45%+
Putnam Japan Fund           NONE           1.45%+        1.45%+

+after expense limitation

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that
reduce fund expenses.     Information shown for Putnam Global
Growth and Income reflects the termination of an expense limitation in effect during fiscal 1996. Actual management fees, "Other expenses" and total fund operating expenses for Putnam Global Growth and Income Fund were 0.00%, 1.27% and 1.27%,
respectively.      In the absence of the expense limitation,
        estimated management fees, "Other expenses" and total fund operating expenses for Putnam International Fund and Putnam Japan Fund would be as follows:

                                                    Total fund
                         Management     Other        operating
                            fees      expenses       expenses
                         ----------  ----------    -----   ----


Putnam International Fund   0.80%         1.52%        2.32%
Putnam Japan Fund           0.80%         1.52%        2.32%

Examples


Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                        1      3      5     10
                                      year   years  years  years

Putnam Global Growth and Income Fund    $78  $122   $167 $293
Putnam International Fund              $71   $101    N/A    N/A
Putnam Japan Fund                      $71   $101    N/A    N/A

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for the funds. This information has been audited and reported on by each fund's independent accountants. The "Report of independent accountants" and financial statements included in each fund's annual report to shareholders for the 1996 fiscal period are incorporated by reference into this prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

(The table is incorporated by reference from Post-Effective
Amendment No. 10 to the Fund's Registration Statement, File No.
33-56339.)

OBJECTIVES

Putnam Global Growth and Income Fund seeks capital growth.
Current income is a secondary objective.

Putnam International Fund seeks long-term capital appreciation.

Putnam Japan Fund seeks long-term capital appreciation.

Each fund is represented by a separate series of shares of beneficial interest and pursues its investment objective(s) through its separate investment policies. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques; risk factors" below. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Putnam Global Growth and Income Fund

The fund will invest primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that offer potential for current income. The fund may also purchase corporate bonds, notes and debentures, preferred stocks, securities convertible into common stock or other equity securities or U.S. or foreign government securities if Putnam Investment Management, Inc., the Trust's investment manager ("Putnam Management"), determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. When selecting portfolio securities for the fund that have the potential for capital growth, Putnam Management will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Under normal market conditions, the fund will invest in at least three different countries and will normally invest at least 30%, but not more than 70%, of its total assets in securities of companies whose principal place of business is in the United States or whose securities are principally traded in the United States. Subject to the foregoing, the fund may invest in securities of issuers in emerging market countries, as well as securities of issuers in more developed countries. The fund will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on Putnam Management's evaluation of its level of economic development or the size and experience of its securities markets. Investing in emerging market countries generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments" below.

Fixed-income securities in which the fund may invest may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below.

Putnam International Fund

The fund will invest primarily in equity securities of issuers which have a principal place of business located outside of the United States or whose securities are principally traded on foreign markets. Under normal market conditions, the fund expects to invest substantially all of its assets in securities of such foreign issuers and, in any event, will invest at least 65% of its total assets in securities of issuers located in at least three different countries other than the United States. The fund may invest in securities of issuers in emerging market countries (as defined above under "Putnam Global Growth and Income Fund"), as well as securities of issuers in more developed countries. Investing in emerging market countries generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments."

While the fund will not limit its investments to any particular type of company, it is the current intention of Putnam Management to invest the fund's assets primarily in "large-capitalization" companies (defined for these purposes as companies with equity market capitalizations of at least $2 billion). Consistent with the foregoing, the fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. The fund may also invest in small and relatively less well-known companies which meet these characteristics. The securities of small and relatively less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risk. See "Common investment policies and techniques; risk factors -- Investments in securities of small-capitalization companies."

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Putnam Japan Fund

Under normal market conditions, Putnam Management expects that substantially all of the fund's assets (and, in any event, normally at least 65% of its total assets) will be invested in common stocks and other equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies. The fund will consider an issuer of securities to be a "Japanese company" if it is organized under the laws of Japan and has a principal office in Japan, or if it derives 50% or more of its total revenues from business in Japan. Subject to the foregoing, the fund may from time to time invest in securities of issuers located in countries other than Japan, including securities of issuers located in emerging market countries (as defined above under "Putnam Global Growth and Income
Fund"). Investing in emerging market countries generally involves special risks. See "Common investment policies and techniques; risk factors -- Foreign investments" below.

The fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. The fund's investments may include securities of small capitalization companies which meet these characteristics. Small capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion) may present greater opportunities for capital appreciation, but may also involve greater risk. See "Common investment policies and techniques; risk factors -- Investments in securities of small-capitalization companies."

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. These securities may include securities in the lower-rated categories. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The fund may also engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques; risk factors" below. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors -- Putnam Japan Fund. Because the fund's investments are concentrated in a single country, the value of its shares will be especially affected by Japanese political, economic, market and exchange rate conditions, and may fluctuate more widely than the value of shares of a fund that invests in companies located in a number of different countries. Since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on the Japanese economy generally and therefore are expected to influence the fund's performance. Japan has in the past experienced difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact the Japanese economy and markets, and have an adverse effect on the value of the fund's assets, in both the short and long term.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

Common investment policies and techniques; risk factors

Investments in securities of small-capitalization companies.
Each
fund may invest in securities of small-capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Foreign investments. Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries. In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in such countries less liquid and more volatile than investments in more developed countries. Investments in emerging markets are regarded as speculative.

For more information regarding foreign investments, see the SAI.

Foreign currency exchange transactions. A fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

A fund may engage in transaction hedging to protect against a change in the foreign currency exchange rates between the date on which the fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes, a fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. Each fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A fund may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the fund intends to buy are denominated, when the fund holds cash reserves or short-term investments). For position hedging purposes, each fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and options." The SAI also contains additional information concerning a fund's use of foreign currency exchange transactions.


Investments in fixed-income securities. Each of the funds may invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit rating. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fixed-income securities held by the funds. Conversely, during periods of rising interest rates, the value of the fixed-income securities held by the funds will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major exposure to adverse conditions. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and a fund may as a result find it more difficult to determine the fair value of such securities. When a fund invests in securities in the lower ratings categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

Portfolio turnover. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and options. Each fund may purchase and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular security or index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the security or index or currency between the time a fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, each fund may buy and sell call and put options on futures contracts or on stock indexes. Each fund may engage in futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of financial futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index, currencies, or securities and, in the case of hedging transactions, of the securities that are the subject of the hedge.
The successful use of futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from each fund's potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit a fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. A fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

A fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying options may not exceed 25% of a fund's assets. The use of these strategies may be limited by applicable law.

A more detailed explained explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Alternative investment strategies. At times Putnam Management may judge that conditions in securities markets make pursuing the basic investment strategy of a fund inconsistent with the best interests of that fund's shareholders. At such times Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a fund's assets. In implementing these defensive strategies, a fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. In addition, when pursuing these defensive strategies, a fund may invest without limit in securities primarily traded in U.S. markets. It is impossible to predict when, or for how long, each fund will use alternative strategies.

Diversification

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, a fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which a fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit each fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit each fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer, other than the U.S.
government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the
Trustees would not materially change a fund's investment objective(s) without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the funds' other affairs and business.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the year stated below:

                                  Business experience
                         Year     (at least 5 years)
                         ----     -------------------

Putnam Global Growth and
  Income Fund

Hugh Mullin              1995     Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1986.

Justin M. Scott          1995     Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.


Putnam International Fund

Justin M. Scott          1995     Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Putnam Japan Fund

Robert Swift             1995     Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was Director and Senior
                                  Portfolio Manager, IAI
                                  International/Hill Samuel
                                  Investment Advisors.

David K. Thomas          1995     Employed as an investment
Senior Vice President             professional since 1987.

Each fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans. Expenses of the Trust directly charged or attributable to a fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the funds and each other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the funds and each other portfolio or the nature of the services performed and relative applicability to each fund or other portfolio. Each fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

The Trust pays a quarterly fee to Putnam Management based on the average net assets of each fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of each fund's average net assets: 0.80% of the first $500 million of the average net asset value of the series; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; 0.575% of the next $5 billion; 0.555% of the next $5 billion; 0.54% of the next $5 billion; and 0.53% of any excess thereafter.

In order to limit the funds' expenses during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of each fund's average net assets. For the purpose of determining any such limitation on
Putnam Management's compensation, fund expenses shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised. Putnam Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of
State of The Commonwealth of Massachusetts.  As of    November
30,
1996, Putnam Investments, Inc. owned more than 25% of the shares of each fund and therefore may be deemed to "control" the funds. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds. Prior to December 28, 1995, Putnam Global Growth and Income Fund was known as Putnam Global Utilities Fund.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Only shares of Putnam Global Growth and Income Fund, Putnam International Fund and Putnam Japan
Fund are offered by this prospectus.

Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A shares are currently being offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each fund vote together as a single class, except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the
Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of
Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of
Salem
Hospital and the Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                  Net               dealers as a
Amount of transaction          amount   Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of class A shares of
$1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a
CDSC of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of 1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and
0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell class A shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by a fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the funds are not currently making any payments pursuant to the plan. The purpose of the plan is to permit the Trust to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the funds, reducing redemptions, or maintaining or providing services provided to shareholders by Putnam Mutual Funds or dealers.

The plan provides for payments by each fund to Putnam Mutual Funds at the annual rate of up to 0.35% of each fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. Should the Trustees decide in the future to approve payments under the plan, shareholders will be notified and this prospectus will be revised.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of certain other Putnam funds at net asset value. To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW EACH FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

Each fund distributes any net investment income and any net realized capital gains at least annually, except that Putnam Global Growth and Income distributes any net investment income at least quarterly. For each fund other than Putnam Global Growth and Income, distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options:

 - Reinvest all distributions from a fund in additional shares of that fund without a sales charge;

 - Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares of that fund without a sales charge; or

 -      Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions from a fund in additional shares of that fund (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in that fund or in another Putnam fund.

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Each fund's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, a fund's yield on these securities would be decreased.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, a fund's yield on those securities would be decreased.

If at the end of a fund's fiscal year more than 50% of the value of the fund's total assets represents securities of foreign corporations, each fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In this case, shareholders who are U.S.
citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject a fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you by the fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the funds' custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary
Trust
Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

PUTNAM GLOBAL GROWTH AND INCOME FUND
PUTNAM INTERNATIONAL FUND
PUTNAM JAPAN FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Putnam Global Growth and Income Fund
Putnam International Fund

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

Putnam Japan Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

                   PUTNAM GLOBAL GROWTH AND INCOME FUND
                         PUTNAM INTERNATIONAL FUND
                             PUTNAM JAPAN FUND
                  (EACH REFERRED TO HEREIN AS A "FUND"),

          EACH A SERIES OF PUTNAM INVESTMENT FUNDS (THE "TRUST")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DECEMBER 31, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the funds dated December 31, 1996, as revised from time to time.
This
SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.

                              Table Of Contents
Part  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . I-

   5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 .I-

        7

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
I-        13

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
I-        14

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
I-        15

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .II-73

                                    SAI
                                   PART I

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, each fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

    Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

Although certain of each fund's fundamental investment restrictions permit it to borrow money to a limited extent, none of the funds currently intends to do so and none of the funds did so last year. For the purpose of fundamental investment restriction 8 above, the Trust will consider securities backed by the credit of different foreign governments as representing separate industries.

                            ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares of that fund present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

Each fund pays a quarterly fee to Putnam Investment Management, Inc., each fund's investment manager ("Putnam Management"), based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the following rates, expressed as a percentage of each fund's average net assets:
0.80% of the first $500 million, 0.70% of the next $500 million,
0.65%    of the next $500 million, 0.60% of the next $5 billion,
0.575% of the next $5 billion, 0.555% of the next $5 billion,
0.54% of the next $5    billion, and 0.53% thereafter.

Each fund incurred the following fees for the indicated fiscal periods:

                                               Reflecting a
                                               reduction in the
                                               following amount
                                               pursuant to an
                          Fiscal    Management expense
                          year      fee paid   limitation

Fund name

Putnam Global Growth      1996     $15,378      $17,391
 and Income Fund          1995*      9,700       36,617
Putnam International Fund 1996**    17,083       17,218
Putnam Japan Fund         1996**    17,294       16,883

* For the period from January 3, 1995 (commencement of operations) to September 30, 1995.

** For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Expense limitation. In order to limit expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the fund's distribution plans) would exceed the annual rate of 1.45% of each fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the funds do not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised. Putnam Management currently expects that the expense limitation will be continued through the end of each fund's current fiscal year.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

                              Fiscal           Brokerage
                              year             commissions
                              ------           ------------
Putnam Global Growth and
   Income Fund                1996           $11,108
                              1995*           $5,158
Putnam International Fund     1996**         $23,564
Putnam Japan Fund             1996**         $34,573

* For the period from January 3, 1995 (commencement of operations) to September 30, 1995.
** For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

The following table shows transactions placed with brokers and dealers during the most recent fiscal period to recognize research, statistical and quotation services received by Putnam
Management and its affiliates:

                              Dollar
                               value    Percent of
                            of these         total    Amount of
                        transactions  transactions  commissions

Putnam Global Growth
  and Income Fund         $1,900,624        41.10%       $5,780
Putnam International Fund*$4,558,242        78.97%      $19,602
Putnam Japan Fund*        $5,487,746        91.81%      $32,436

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Administrative expense reimbursement

The funds reimbursed Putnam Management in the following amounts for administrative services during fiscal 1996, including the following amounts for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                                              compensation
                           Total                   and
                       reimbursement          contributions

Putnam Global Growth
  and Income Fund             $40                    $35
Putnam International Fund*    $17                    $15
Putnam Japan Fund*            $17                    $15

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996.

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each
Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1996 and fees paid to each Trustee by all of the Putnam funds during calendar 1995.

COMPENSATION TABLE

                                                  Aggregate
compensation(1) from:                        Pension on
Estimated

                     retirement         annual
                                     Putnam
                      benefits         benefits
                                  Global Growth    Putnam
Putnam         All      accrued as        from all
                                   and Income   International
Japan       Putnam    part of fund     Putnam funds
Trustees/year                         Fund          Fund
Fund       funds(2)    expenses(3)  upon retirement(4)
-----------------------------------------------------------------
-------------------------------------------------------
Jameson A. Baxter/1994                $124         $122
$122      $150,854           $0          $71,676
Hans H. Estin/1972                     122          122
122       150,854            0           70,043
John A. Hill/1985(5)                   122          122
122       149,854            0           70,043
Ronald J. Jackson/1996(6)               39           29
29           N/A            0           70,043
Elizabeth T. Kennan/1992               122          122
122       148,854            0           69,709
Lawrence J. Lasser/1992                121          122
122       150,854            0           70,043
Robert E. Patterson/1984               133          126
126       152,854            0           71,043
Donald S. Perkins/1982                 121          122
122       150,854            0           69,376
William F. Pounds/1971                 124 (7)      123   (7)
123  (7)  149,854            0           70,543
George Putnam/1957                     122          122
122       150,854            0           70,043
George Putnam, III/1984                122          122
122       150,854            0           70,043
Eli Shapiro/1995(8)                    134          126
126        95,372            0           47,686
A.J.C. Smith/1986                      121          122
122       149,854            0           68,252
W. Nicholas Thorndike/1992             132          125
125       152,854            0           71,043
       (1
)   Includes an annual retainer and an attendance fee for each meeting attended.
(2) As of December 31, 1995, there were 99 funds in the Putnam family.
(3) The Trustees approved a Retirement Plan for Trustees of the
Putnam funds on October 1, 1996.  Prior to that date,
    voluntary retirement benefits were paid to certain retirement
Trustees, and no such benefits were accrued as part of
    fund expenses.
(4) Assumes that each Trustee retires after at least five years of service.  Estimated benefits for each Trustee are
    based on amounts paid to such Trustee for the three most
recent calendar years (or, for Trustees who have not served
    as Trustees throughout such three-year period, the average amount paid to each Trustee for such years).
(5) Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.   The total amount of deferred
    compensation payable by the Putnam funds to Mr. Hill as of
December 31, 1995 was $51,141.  Information on deferred
    compensation includes income earned on such amounts.
(6) Elected as a Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8) Elected as a Trustee in April 1995.
   /TABLE

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment
Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

Share ownership

At November 30, 1996, the officers and Trustees of each fund as a group owned 4.64% of the outstanding shares of the class A shares of Putnam Global Growth and Income Fund, 4.50% of Putnam International Fund and 4.25% of Putnam Japan Fund, and except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of the class A shares of the fund:

                    Putnam Global Growth and Income Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   95.10%

                          Putnam International Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   95.20%

                              Putnam Japan Fund

                     Shareholder name       Percentage
                        and address            owned
                   --------------------      --------
                   Putnam Investments, Inc.*   92.90%

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received no sales charges with respect to class A shares during fiscal 1996 and 1995.

Investor servicing and custody fees and expenses

During the 1996 fiscal period, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Putnam Global Growth and Income Fund        $4,597
Putnam International Fund*                  $3,677
Putnam Japan Fund*                          $4,091

* For the period from December 28, 1995 (commencement of operations) to August 31, 1996

INVESTMENT PERFORMANCE

Standard performance measures

Putnam Global Growth and Income Fund
(for the period ended September 30, 1996)

                               Class A
Inception date:                1/3/95

Total return

1 year                         9.45%
Life of class                 13.23%

Yield+

30-day
Yield                         1.41%

+ Reflecting an expense limitation then in effect.  In the
absence
of the expense limitation, the fund's yield would have been
   0.61%    .

Putnam Japan Fund
(for the period ended August 31, 1996)

                               Class A
Inception date:               12/28/95

Total return

Life of class*                -11.64%

Putnam International Fund
(for the period ended August 31, 1996)

                               Class A
Inception date:               12/28/95

Total return+

Life of class*                -4.88%

*Represents cumulative, rather than average annual, total return.

Data represent past performance and are not indicative of future results. Total return for class A shares reflects the deduction of the maximum sales charge of 5.75%. Total return performance data reflects an expense limitation currently in effect. Without
the expense limitation, total return would have been    14.12%
and
14.54% for the one year period and life of the class,
respectively,     for Putnam Global Growth    and Income
Fund,
   1.24%     for Putnam International Fund, and    -5.96%     for
Putnam Japan Fund. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan (age 55) (1 fund).  Managing Director of Putnam
Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst
at Lord, Abbett & Co.

Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman (age 55) (40 funds). Senior Managing Director of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

Ian C. Ferguson (age 39) (22 funds).  Senior Managing Director.
Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of
Putnam
Management.

J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fiduciary
Trust Company.

Carol C. McMullen (age 41) (7 funds).  Managing Director of
Putnam
Management.  Prior to June, 1995, Ms. McMullen was Senior Vice
President and Senior Portfolio Manager of Baring Asset
Management.

Jeanne L. Mockard (age 33) (4 funds).  Senior Vice President of
Putnam Management.

John J. Morgan, Jr. (age 56) (10 funds).  Managing Director of
Putnam Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and
President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of
Putnam Management.  Director of Putnam Investments, Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of
Putnam
Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39) (10 funds).  Managing Director of Putnam
Management.

Sheldon N. Simon (age 39) (2 funds).  Senior Vice President of
Putnam Management.

Robert Swift (age 36) (7 funds).  Senior Vice President of Putnam
Management.  Prior to August, 1995, Mr. Swift was Director and
Senior Portfolio Manager at IAI International/Hill Samuel
Investment Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the independent accountants for Putnam Global Growth and Income Fund (formerly Putnam Global Utilities Fund) and Putnam
International Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in Putnam Global Growth and Income Fund's Annual Report for the fiscal year ended September 30, 1996, filed electronically on November 27, 1996 (File No. 811-7237), and the Report of Independent Accountants, financial highlights and financial statements included in Putnam International Fund's Annual Report for the fiscal period ended August 31, 1996, filed electronically on October 30, 1996 (File No. 811-7237),are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

Price Waterhouse LLP, 160 Federal Street, Boston, MA, 02110 is the independent accountant for Putnam Japan Fund, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of
Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal period ended August 31, 1996, filed electronically on October 29, 1996 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

PROSPECTUS

December 31, 1996


Putnam International New Opportunities Fund
Class A, B and M shares
INVESTMENT STRATEGY:  GROWTH

This prospectus explains concisely what you should know before investing in Putnam International New Opportunities Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the December 31, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                           BOSTON * LONDON * TOKYO

ABOUT THE FUND

Expenses summary
page number
 .
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of the fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights

 .
Study this table to see, among other things, how the fund
performed each year for the past 10 years or since it began
investment operations if it has been in operation for less than
10
years.

Objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how the fund seeks its investment objective.

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in the fund.

How performance is shown

 .
This section describes and defines the measures used to assess
fund performance.   All data are based on past investment results
and do not predict future performance.

How the fund is managed

 .
Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history

 .
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements

 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans

 .
This section tells you what distribution fees are charged against each class of shares.

How to sell shares

 .
In this section you can learn how to sell fund shares, either directly to the fund or through an investment dealer.

How to exchange shares

 .
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares

 .
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information

 .
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                   Class B       Class M
  shares                   shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE

Annual fund operating expenses
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    fees   fees           expenses      expenses
    ----------              -----       --------      ----------

Class A        1.17%         0.25%         0.53%          1.95%
Class B        1.17%         1.00%         0.55%          2.72%
Class M        1.17%         0.75%         0.54%          2.46%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                             1         3       5        10
                           year      years    years    years

Class A                     $76      $115     $157    $272
Class B                     $78      $114     $164    $287  ***
Class B (no redemption)     $28       $84     $144    $287  ***
Class M                     $59      $109     $161    $305

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."

***    Reflects conversion of class B shares to class A shares
       (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

(The table is incorporated by reference from Post-Effective
Amendment No. 10 to the Fund's Registration Statement, File No.
33-56339.)
OBJECTIVE

Putnam International New Opportunities Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes as described below, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one particular sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets.
These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets. For a discussion of these risks, see "Risk factors" below.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies. Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Risk factors -- Investments in fixed-income securities."
The
fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk factors

Foreign investments

The fund may invest without limit in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries.

In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries. Investments in emerging markets are regarded as speculative.

For more information regarding foreign investments, see the SAI.

Foreign currencies exchange transactions

The fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates.
Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

The fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the ability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and related options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and related options

The fund may buy and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index or currency between the time the fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, the fund may buy and sell call and put options on futures contracts or on stock indexes. The fund may engage in financial futures and options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of futures and options involves certain special risks.
Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index or currency, or of the securities or currencies which are the subject of the hedge. The successful use of the strategies describes above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit the fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options and from time to time, may also buy and sell combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments. The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders.
At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or securities primarily traded in the U.S. markets, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Diversification

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total fund assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf.
Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for the services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                         Year      (at least 5 years)

Justin M. Scott          1995      Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

J. Peter Grant           1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1973.

Robert Swift             1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Ami T. Kuan              1996      Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1993.  Prior
                                   to April, 1993, Ms. Kuan
                                   attended the MIT Sloan School
                                   of Management.

The fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and each other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and each other portfolio or the nature of the services performed and relative applicability to each fund or other portfolios. The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam International New Opportunities Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the
Secretary of State of The Commonwealth of Massachusetts. Prior to
January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses.
Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the
Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of
Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of
Salem
Hospital and the Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes.
The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares
--
Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of class A shares of
$1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a
CDSC of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of 1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charges as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and
(ii) shares otherwise exempt from the CDSC, as described in "How to buy shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by, shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual
Funds receives the entire amount of any CDSC you pay.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise , payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

Class A distribution plan. The class A plan provides for payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares. The
Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value by shareholders investing $1 million or more. Also excluded until one year after purchase are shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on shares purchased at net asset value are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing shares at net asset value, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

Class B and class M distribution plans. The class B and class M plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.    For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

If at the end of the fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred monthly from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
One Post Office Square, Boston, MA  02109
Class A shares
INVESTMENT STRATEGY:  GROWTH
PROSPECTUS - December 31, 1996

This prospectus explains concisely what you should know before investing in class A shares of Putnam International New Opportunities Fund (the "fund"), a portfolio of Putnam Investment Funds (the "Trust"), which are offered without a sales charge through eligible employer-sponsored participant-directed qualified retirement plans. Please read it carefully and keep it for future reference. You can find more detailed information about the fund in the December 31, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or for other information, including a prospectus regarding class A shares for other investors, call Putnam Investor Services at 1-800-752-9894. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



        PUTNAMINVESTMENTS

        Putnam Defined
        Contribution Plans

ABOUT THE FUND

Expenses summary..........................................
Financial highlights......................................
Objective.................................................
How the fund pursues its objective........................
  Risk factors.... .......................................
How performance is shown..................................
How the fund is managed...................................
Organization and history..................................

ABOUT YOUR INVESTMENT

How to buy shares.........................................
Distribution plan.........................................
How to sell shares........................................
How to exchange shares....................................
How the fund values its shares............................
How the fund makes distributions to shareholders;
  tax information.........................................

ABOUT PUTNAM INVESTMENTS, INC. ...........................

About the Fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes expenses attributable to class A shares based on the fund's most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in class A shares over specified periods.

Annual fund operating expenses
(as a percentage of average net assets)

Management fees                            1.17%
12b-1 fees                                 0.25%
Other expenses                             0.53%
Total fund operating expenses              1.95%

The table is provided to help you understand the expenses of investing in the fund and your share of the operating expenses that the fund incurs. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

Example

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

     1             3              5             10
   year          years          years          years

    $20           $61           $105           $227

The example does not represent past or future expense levels, and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies. The example does not reflect any charges or expenses related to your employer's plan.

FINANCIAL HIGHLIGHTS

This information has been derived from the fund's financial statements, which have been audited and reported on by the independent accountants. The "Report of

   Independent
Accountants    " and financial statements included in the fund's
annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

(The table is incorporated by reference from Post-Effective
Amendment No. 10 to the Fund's Registration Statement, File No.
33-56339.)

OBJECTIVE

Putnam International New Opportunities Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes as described below, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one particular sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets. For a discussion of these risks, see "Risk factors" below.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk.
They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies. Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Risk factors -- Investments in fixed-income securities."
The fund may also hold a portion of its assets in cash or high-quality money market instruments.

   RISK FACTORS

Foreign investments

The fund may invest without limit in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries.

In addition, the small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries. Investments is emerging markets are regarded as speculative.

For more information regarding foreign investments, see the SAI.

The fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

The fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the ability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and related options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

Although the fund will invest primarily in common stocks, it may also invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major risk exposure to adverse conditions, and may include securities in default. The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are set forth in the SAI.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and related options

The fund may buy and sell financial futures contracts on stock indexes and foreign currencies. A futures contract is a contract to buy or sell units of a particular stock index, or a certain amount of a foreign currency, at an agreed price on a specified future date. Depending on the change in value of the index or currency between the time the fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling futures contracts, the fund may buy and sell call and put options on futures contracts or on stock indexes. The fund may engage in financial futures and options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of futures and options involves certain special risks.
Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index or currency, or of the securities or currencies which are the subject of the hedge. The successful use of the strategies describes above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may also limit the fund's ability to engage in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options and from time to time, may also buy and sell combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments

The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or securities primarily traded in the U.S. markets, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Diversification

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total fund assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer (other than the U.S.
government);*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and other fundamental investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisement may, from time to time, include performance information. "Total return" for the one-, five- and ten-year periods (or for the life of the class A shares, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance.

Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The fund's performance may be compared to that of various indexes. See the SAI. Because shares sold through eligible participant-directed qualified retirement plans are sold without a sales charge, quotations of investment performance reflecting the deduction of a sales charge will be lower than the actual investment performance of shares purchased through such plans.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for the services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                         Year      (at least 5 years)
                            ----   -------------------------

Justin M. Scott          1995      Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

J. Peter Grant           1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1973.

Robert Swift             1996      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Ami T. Kuan              1996      Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1993.  Prior
                                   to April, 1993, Ms. Kuan
                                   attended the MIT Sloan School
                                   of Management.

The fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund. General expenses of the Trust will be allocated among and charged to the assets of the fund and each other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and each other portfolio or the nature of the services performed and relative applicability to each fund or other portfolios. The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam International New Opportunities Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.


The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only the fund's class A shares are offered by this prospectus. The fund also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

HOW TO BUY SHARES

All orders to purchase shares must be made through your employer's participant-directed qualified retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible participant-directed qualified retirement plans at the net asset value per share next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. A participant-directed qualified retirement plan is eligible to purchase fund shares at net asset value if it invests at least $20 million in Putnam funds and other investments managed by Putnam Management and its affiliates and (i) has at least 200 eligible employees or (ii) invests at least $1 million in class A shares. A participant-directed qualified retirement plan is also eligible to purchase fund shares at net asset value if its investment in class A shares is at least $1 million and the dealer of record waives its commission with the consent of Putnam Mutual Funds. Participant-directed qualified retirement plans participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value.
Eligible plans may make additional investments of any amount at any time. To eliminate the need for safekeeping, the fund will not issue certificates for your shares.

On sales at net asset value to participant-directed qualified retirement plans initially investing at least $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%. Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLAN

Class A distribution plan. The class A plan provides for payments by the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares.
The Trustees currently limit payments under the class A plan to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value by shareholders investing $1 million or more. Also excluded until one year after purchase are shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on shares purchased at net asset value are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing shares at net asset value, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

The payments are also subject to the continuation of the distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives the request in proper form. All requests must be received by the fund prior to the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. If your plan sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

The fund generally provides payment for redeemed shares the business day after the request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. The fund will only redeem shares for which it has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available through your plan at net asset value. Contact your plan administrator or Putnam Investor Services for more information on how to exchange your shares or how to obtain prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.


HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small.
Distributions from capital gains are made after applying any available capital loss carryovers.

The terms of your plan will govern how your plan may receive distributions from the fund. Generally, periodic distributions from the fund to your plan are reinvested in additional fund shares, although your plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis. Generally, fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to employer-sponsored participant-directed qualified retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Defined Contribution Plans is a division of Putnam Mutual Funds. Putnam Fiduciary Trust Company is the fund's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the fund's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts 02109 are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

   PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
(a series of Putnam Investment Funds (the "Trust")

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             December 31, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated December 31, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS
PART  I


SECURITY RATINGS . . . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . .I-5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
I-

   7

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . . . I-13

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .I-   14

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
 . . . I-15

 Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-73

                                   SAI
                                 PART I

SECURITY RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB',`B',`CCC',`CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

    Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

Although certain of the fund's investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of the majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated December 2, 1995 the fund pays a quarterly fee to Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 1.20% of the first $500 million, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter. For the past two fiscal years, pursuant to the Management Contract, the fund incurred the following fees:

                                               Reflecting a
                                               reduction in the
                                               following amounts
Fiscal         Management              pursuant to an
year           fee paid                expense limitation

1996          $6,187,712                   $59,304
1995             $26,644                   $66,625

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

         Fiscal              Brokerage
         year                commissions

         1996               $4,062,485
         1995                  $89,850


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

                  Dollar
                  value           Percent of
                  of these        total             Amount of
                  transactions    transactions    commissions

1996              $975,615,810    89.65%          3,904,173

Administrative expense reimbursement

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1996, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                           Total            compensation and
                       reimbursement          contributions

                          $13,033               $11,499

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during calendar 1995:

COMPENSATION TABLE

                                             Pension or
Estimated          Total
                          Aggregate          retirement
annual benefits   compensation
                       compensation    benefits accrued
from all       from all
                           from the          as part of
Putnam funds         Putnam
Trustees/Year               fund(1)    fund expenses(2)  upon
retirement(3)       funds(4)
-----------------------------------------------------------------
-------------------------
Jameson A. Baxter/1994       $1,128          $0
$71,676       $150,854
Hans H. Estin/1972            1,121           0
70,043        150,854
John A. Hill/1985 (5)         1,112           0
70,043        149,854
Ronald J. Jackson/1996(6)       562           0
70,043            n/a
Elizabeth T. Kennan/1992      1,121           0
69,709        148,854
Lawrence J. Lasser/1992       1,109           0
70,043        150,854
Robert E. Patterson/1984      1,238           0
71,043        152,854
Donald S. Perkins/1982        1,114           0
69,376        150,854
William F. Pounds/1971        1,254  (7)      0
70,543        149,854
George Putnam/1957            1,121           0
70,043        150,854
George Putnam, III/1984       1,121           0
70,043        150,854
Eli Shapiro/1995(8)           1,251           0
70,043         95,372
A.J.C. Smith/1986             1,109           0
68,252        149,854
W. Nicholas Thorndike/1992    1,224           0
71,043        152,854

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the
Putnam funds on October 1,
    1996.  Prior to that date, voluntary retirement benefits were paid to certain retired
    Trustees       .
(3) Assumes that each Trustee retires after at least five years of service.  Estimated
    benefits for each Trustee are based on amounts paid to such
Trustee for the three most
    recent calendar years (or, for Trustees who have not served as Trustees throughout such
    three-year period, the average amount paid to each Trustee for such years).
(4) As of December 31, 1995, there were 99 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.  The
    total amount of deferred compensation payable by the Putnam funds to Mr. Hill as of
    December 31, 1995 was $51,141.  Information on deferred
compensation includes income
    earned on such amounts.
(6) Elected as a Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8) Elected as a Trustee in April 1995.
/TABLE

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not
"interested persons" of the fund, as defined in the Investment
Company
Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management"
in Part II of this SAI.

Share ownership

At November 30, 1996, the officers and Trustees of the fund as a group
owned less than 1% of the outstanding shares of each class of the
fund, and, except as noted below, to the knowledge of    the
fund
no person owned of record or beneficially 5% or more of the shares of any class of shares of the fund:


                     Shareholder name
Percentage
       Class            and address
owned

         A       Merrill Lynch, Pierce Fenner & Smith*
5.20%

         B       Merrill Lynch, Pierce Fenner & Smith*
17.70%

         M       Merrill Lynch, Pierce Fenner & Smith*
17.80%

* 1 Liberty Plaza, 165 Broadway, New York, NY 10006

Distribution fees

During fiscal 1996, the fund paid the following 12b-1 fees to Putnam
Mutual Funds:

         Class A        Class B        Class M

         $609,296       $2,617,218     $191,059

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A
shares in the following amounts during the periods indicated:

                                   Sales charges
                                retained by Putnam
Contingent
                 Total             Mutual Funds
deferred
               front-end              after
sales
             sales charges      dealer concessions
charges

Fiscal year

1996         $13,883,090           $1,678,681              $2,516
1995            $390,935             $390,935                  $0

Class B contingent deferred sales    charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                              Contingent deferred
                                 sales charges

Fiscal year

  1996                              $281,600
  1995                                    $0

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M
shares in the following amounts during the periods indicated:

                                      Sales charges
                                   retained by Putnam
                                      Mutual Funds
                      Total               after
                  sales charges    dealer concessions
Fiscal year

  1996            $13,883,090          $115,042
  1995                $38,725                $0

Investor servicing and custody fees and expenses

During the 1996 fiscal year, the fund incurred $2,202,095 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended September 30, 1996)

                   Class A          Class B           Class M

Inception date: January 3, 1995  July 21, 1995     July 21, 1995

Annualized
total return

1 year               7.20%           8.02%             9.29%
Life of
class               16.16%           7.73%             8.02%

Data represent past performance and are not indicative of future results. Total return for class A and class M shares reflects the deduction of the maximum sales charge of 5.75% and 3.50%, respectively. Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC").
The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this
SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments,
Inc.

Thomas R. Bogan (age 55) (1 fund).  Managing Director of Putnam
Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst at
Lord, Abbett & Co.

Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam
Management.  Prior to April, 1994, Mr. Browchuk was Managing
Director
at Fidelity Investments.

Peter Carman (age 55) (40 funds).  Senior Managing Director of
Putnam
Management.  Prior to August, 1993, Mr. Carman was Chief
Investment
Officer, Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

Ian C. Ferguson (age 39) (22 funds).  Senior Managing Director.
Prior
to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking
Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of
Putnam
Management.

Ami T. Kuan (age 34) (4 funds).  Vice President of Putnam
Management.
Prior to April, 1993, Ms. Kuan attended the MIT Sloan School of
Management.

J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam
Management.  Senior Vice President of Putnam Fiduciary Trust
Company.

Carol C. McMullen (age 41) (7 funds).  Managing Director of
Putnam
Management.  Prior to June, 1995, Ms. McMullen was Senior Vice
President and Senior Portfolio Manager of Baring Asset
Management.

Jeanne L. Mockard (age 33) (4 funds).  Senior Vice President of
Putnam
Management.

John J. Morgan, Jr. (age 56) (10 funds).  Managing Director of
Putnam
Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam
Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and
President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of
Putnam Management.  Director of Putnam Investments, Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of
Putnam
Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39) (10 funds).  Managing Director of Putnam
Management.

Sheldon N. Simon (age 39) (2 funds).  Senior Vice President of
Putnam
Management.

Robert Swift (age 36) (7 funds).  Senior Vice President of Putnam
Management.  Prior to August, 1995, Mr. Swift was Director and
Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam
Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA
02109,
are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and
Exchange Commission filings. The Report of Independent Accountants, financial highlights and audited financial statements included in the fund's Annual Report for the fiscal year ended September 30, 1996, filed electronically on November 27, 1996 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

   PROSPECTUS

December 31, 1996



Putnam New Value Fund
Class A, B and M shares
INVESTMENT OBJECTIVE:  CAPITAL APPRECIATION
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in Putnam New Value Fund (the "fund"), a portfolio of Putnam
Investment Funds (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the
December 31, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581.
The SAI
has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED
OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
OR
ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS
OF
PRINCIPAL AMOUNT INVESTED.

                             BOSTON * LONDON * TOKYO

         ABOUT THE FUND

Expenses summary
  page number
 .
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of the fund's shares.
Use it to help you estimate the impact of transaction costs on your investment over time.

Financial highlights

 .
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure the fund's objective is consistent with your own.

How the fund pursues its objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how the fund seeks its investment objective.

    Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated
    with an investment in the fund.

How performance is shown

 .
This section describes and defines the measures used to assess fund
performance.   All data are based on past investment results and
do
not predict future performance.

How the fund is managed

 .
Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history

 .
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements

 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans

 .
This section tells you what distribution fees are charged against each class of shares.

How to sell shares

 .
In this section you can learn how to sell fund shares, either directly to the fund or through an investment dealer.

How to exchange shares

 .
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares

 .
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information

 .
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to
Putnam funds and their shareholders.
About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                   Class B       Class M
  shares                   shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)             5.75%        NONE*          3.50%*

Deferred sales charge               5.0% in the first
 (as a percentage                    year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or redemption                   eliminated
 proceeds)                 NONE**     thereafter         NONE


Annual fund operating expenses
(as a percentage of average net assets)
                                       Total fund
    Management              12b-1         Other        operating
    feesfees              expenses      expenses
    ----------              -----       --------      ----------

Class A     0.70%           0.25%         0.68%          1.63%
Class B     0.70%           1.00%         0.68%          2.38%
Class M     0.70%           0.75%         0.68%          2.13%

The table is provided to help you understand the expenses of investing
and your share of fund operating expenses.   The expenses shown
in the
table do not reflect the application of credits that reduce fund expenses. The management fees and "Other expenses" shown in the table reflect the termination of an expense limitation currently in effect.
Actual "Other expenses" and total fund operating expenses for class A shares were 0.31% and 1.24%, respectively. For class B and class M shares, management fees and "Other expenses" are based on corresponding expenses for class A shares. The 12b-1 fees for class B and class M shares reflect amounts currently payable under each distribution plan.

Examples

Your investment of $1,000 would incur the following expenses, assuming
5% annual return and, except as indicated, redemption at the end of each period:

  1 3                        5       10
year                       years    years      years

Class A                     $73     $106       $141      $240
Class B                     $74     $104       $147      $253***
Class B (no redemption)     $24      $74       $127      $253***
Class M                     $56      $99       $145      $273

The examples do not represent past or future expense levels.
Actual
expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on
       class A shares.

**     A deferred sales charge of up to 1.00% is assessed on
certain
       redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -- Class A shares."

***    Reflects conversation of class B shares to class A shares
       (which pay lower ongoing expenses) approximately eight years after purchase.  See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class
A shares. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

(The table is incorporated by reference from Post-Effective
Amendment No. 10 to the Fund's Registration Statement, File No.
33-56339.)
OBJECTIVE

Putnam New Value Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

The fund will invest primarily in common stocks which Putnam Investment Management, Inc., the fund's investment manager ("Putnam
Management"), believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam
Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, current and projected divided rates, competitive position and current and projected future earnings. Putnam Management currently expects that a portion of the fund's investments will include common stocks that offer the potential for above-average current income.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Risk Factors

Foreign investments

The fund may invest up to 20% of its assets in securities principally traded in foreign markets. The fund may also purchase Eurodollar certificates of deposit without regard to the 20% limit. Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by currency exchange rates relative to the U.S. dollar.
There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries.
Special tax considerations apply to foreign securities.

The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options. For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Options and futures portfolio strategies." The SAI also contains information concerning these transactions.

The decision as to whether and to what extent the
 fund will engage in
foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions.
Accordingly, there can be no assurance
that the
 fund will engage in
foreign currency exchange transactions at any given time or from time to time.

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the
SAI.

Investments in fixed-income securities

The fund may invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund's fixed-income investments will generally decline. The values of lower-rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major exposure to adverse conditions, and may include securities in default.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and the fund may as a result find it more difficult to determine the fair value of such securities. When the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

For additional information concerning the risks associated with investment by the fund in securities in the lower rating categories, see the SAI.

Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Futures and options

The fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index or securities and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index futures or option at any particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A more detailed explanation of index futures and options transactions, including the risks associated with them, is included in the SAI. Options. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security.
The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

A more detailed explanation of options transactions, including the risks associated with them, is included in the SAI.

Securities loans, repurchase agreements and forward commitments. The fund may lend portfolio securities amounting to not more than 25%
of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or securities primarily traded in the U.S. markets, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Diversification

The fund is a "diversified" investment company under the Investment
Company Act of 1940. This means that, with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be
"derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total assets in securities of any one issuer other than the U.S. government, its agencies or instrumentalities;*

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the fund's other fundamental investment policies.
Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Total return" for the one-, five- and ten-year periods
(or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                   Business experience
                         Year      (at least 5 years)
                         -----     -------------------------
David L. King            1995      Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.

The fund pays its share of all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Expenses of the Trust directly charged or attributable to the fund will be paid from the assets of the fund.
General expenses of the Trust will be allocated among and charged to the assets of the fund and each other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the fund and each other portfolio or the nature of the services performed and relative applicability to each fund or other portfolios. The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam New Value Fund is a series of Putnam Investment Funds, a Massachusetts business trust organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest.
The Trustees may without shareholder approval, create two or more series of shares representing separate investment portfolios.
Any
such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class
A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-
800-225-1581).

Each share has one vote, with fractional shares voting proportionally.
Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares of the fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the
Putnam funds.  Chairman and Director of Putnam Management and
Putnam
Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing
Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc.,
Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh &
McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,*
President,
New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas
Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The
Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher
12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and
"Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares.
Investors who
prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam
Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund.
Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value
plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as
shown in the following table, except when Putnam Mutual Funds, in its
discretion, allocates the entire amount to your investment
dealer.
                            Sales charge             Amount of
                         as a percentage of:       sales charge
                         -------------------       reallowed to
                            Net                    dealers as a
Amount of transaction     amount    Offering       percentage of
at offering price ($)    invested     price       offering price
-----------------------------------------------------------------
Under 50,000                6.10%     5.75%           5.00%
 50,000 but under 100,000   4.71      4.50            3.75
100,000 but under 250,000   3.63      3.50            2.75
250,000 but under 500,000   2.56      2.50            2.00
500,000 but under 1,000,000 2.04      2.00            1.75

There is no initial sales charge on purchases of class A shares of $1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a
CDSC of 1.00% will be imposed upon redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within two years after initial purchase. Similarly, a CDSC of
1.00% or 0.50%, respectively, will be imposed within the first or second year after purchase on redemptions by any investor, other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value.
Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees),
Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter.
On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

A participant-directed qualified retirement plan participating in a
"multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although
a
CDSC will be imposed if you redeem shares within a specified period
after purchase, as shown in the table below.  The following types of
shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in "How to buy shares --
General"
below.   For other shares, the amount of the charge is determined
as a
percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2      3       4      5       6     7+
-----------------------------------------------------------
Charge  5%      4%     3%      3%     2%      1%     0%

In determining whether a CDSC is payable on any redemption,



shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

The fund may sell class A, class B and class M shares         at
net
asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees
(and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested
(or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual
Funds and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, shares are available at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

Class A distribution plan.   The class A plan provides for
payments by
the fund to Putnam Mutual Funds at the annual rate of up to 0.35% of average net assets attributable to class A shares. The Trustees currently limit payments under the class A plan to the annual rate of
0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers
(including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value by shareholders investing $1 million or more. Also excluded until one year after purchase are shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on shares purchased at net asset value are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than
$20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing shares at net asset value, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of
0.10%
of the average net asset value of such shares.

Class B and class M distribution plans.   The class B and class M
plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class
B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of
0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General.  Payments under the plans are intended to compensate
Putnam
Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and
Putnam Mutual Funds, and any applicable limits imposed by the National
Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell.
The
price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor
Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam
Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor
Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor
Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor
Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding.
The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New
York Stock Exchange to receive that day's net asset value.
Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the
CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange
Authorization
Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where
Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION
The fund distributes any net investment income and any net
realized
capital gains at least annually.   Distributions from net
investment
income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.
Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam
Investor
Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937.
Putnam
Mutual Funds is the principal underwriter of the fund and of other
Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust
Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
PUTNAM NEW VALUE FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS

        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581

                              PUTNAM NEW VALUE FUND
(a              series of Putnam Investment Funds (the "Trust"))

                                   FORM N-1A
                                     PART B

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DECEMBER 31, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated December 31, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI
02940-
1203.

Part I of this SAI contains specific information about the fund.
Part
II includes information about the fund and the other Putnam funds.

                               TABLE OF CONTENTS
PART  I


SECURITY RATINGS . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . . . . I-5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 . . .I-

   7

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . . I-   13

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
 . . I-   13

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
 . . I-   15

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . . . .II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . . . . II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . . . . II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . . . . II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . . . . II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . II-73

                                     SAI
                                    PART I

SECURITY RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB',`B',`CCC',`CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C'
the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-'
rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B'
or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating.
The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.
The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of the fund, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)     Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

   Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

                             ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of the majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated December 2, 1995 the fund pays
a
quarterly fee to Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"), based on the average net assets of the fund, as determined at the close of each business day
during the quarter, at the annual rate of 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion,
0.455% of the next $5 billion, 0.44% of the next $5 billion, and
0.43%
thereafter. For the past two fiscal years, pursuant to the Management
Contract, the fund incurred the following fees:

                                               Reflecting a
                                               reduction in the
                                               following amounts
Fiscal         Management              pursuant to an
 year          fee paid                expense limitation

1996            $354,699                   $185,030
1995              $9,671                    $32,910

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal period indicated:

         Fiscal              Brokerage
         year                commissions

         1996               $214,449
         1995                 $8,320

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates:

                  Dollar
                  value           Percent of
                  of these        total             Amount of
                  transactions    transactions    commissions

                  $30,101,340     14.50%               55,828

Administrative expense reimbursement

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1996, including the following amount for compensation of certain officers of the Trust and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                           Total            compensation and
                       reimbursement          contributions

                          $4,487                 $3,953

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The
Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in
August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the
Putnam funds, the fees paid to each Trustee by the fund for fiscal
1996 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1995.

COMPENSATION TABLE

                                             Pension or
Estimated          Total
                          Aggregate          retirement
annual benefits   compensation
                       compensation    benefits accrued
from all       from all
                           from the          as part of
Putnam funds         Putnam
Trustees/Year               fund(1)    fund expenses(2)  upon
retirement(3)       funds(4)
-----------------------------------------------------------------
-------------------------
Jameson A. Baxter/1994         $236               $0
$71,676          $150,854
Hans H. Estin/1972              235                0
70,043           150,854
John A. Hill/1985 (5)           230                0
70,043           149,854
Ronald J. Jackson/1996(6)       118                0
70,043               N/A
Elizabeth T. Kennan/1992        235                0
69,709           148,854
Lawrence J. Lasser/1992         232                0
70,043           150,854
Robert E. Patterson/1984        266                0
71,043           152,854
Donald S. Perkins/1982          234                0
69,376           150,854
William F. Pounds/1971          249   (7)          0
70,543           149,854
George Putnam/1957              235                0
70,043           150,854
George Putnam, III/1984         235                0
70,043           150,854
Eli Shapiro/1995(8)             271                0
70,043            95,372
A.J.C. Smith/1986               232                0
68,252           149,854
W. Nicholas Thorndike/1992      263                0
71,043           152,854
-----------------------------------------------------------------
-------------------------
(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the
Putnam funds on October 1,
    1996.  Prior to that date, voluntary retirement benefits were paid to certain retired
    Trustees       .
(3) Assumes that each Trustee retires after at least five years of service.  Estimated
    benefits for each Trustee are based on amounts paid to such
Trustee for the three most
    recent calendar years (or, for Trustees who have not served as Trustees throughout such
    three-year period, the average amount paid to each Trustee for such years).
(4) As of December 31, 1995, there were 99 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.  The
    total amount of deferred compensation payable by the Putnam funds to Mr. Hill as of
    December 31, 1995 was $51,141.  Information on deferred
compensation includes income
    earned on such amounts.
(6) Elected as a Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8) Elected as a Trustee in April 1995.
/TABLE

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not
"interested persons" of the fund, as defined in the Investment
Company
Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management"
in Part II of this SAI.

Share ownership

At November 30, 1996, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of any class of shares of the fund.

                      Shareholder name                Percentage
       Class             and address                     owned

         B      Merrill Lynch, Pierce Fenner & Smith     17.70%
                1 Liberty Plaza
                165 Broadway
                New York, NY 10006

Distribution fees

During fiscal 1996, the fund paid the following 12b-1 fees to Putnam
Mutual Funds:


         Class A        Class B        Class M

         $59,298        $222,791       $19,683

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A
shares in the following amounts during the periods indicated:

                               Sales charges
         retained by Putnam     Contingent
       TotalMutual Funds         deferred
             front-end            after                sales
           sales charges    dealer concessions        charges

1996          $3,022,165       $292,640                 $0
1995                  $0             $0                 $0

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                                        Contingent deferred
                                           sales charges

Fiscal year

1996                                          $23,071

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M
shares in the following amounts during the periods indicated:

                                           Sales charges
                                        retained by Putnam
                                           Mutual Funds
                      Total                    after
                  sales charges         dealer concessions

Fiscal year

1996                $210,427                     $20,131

Investor servicing and custody fees and expenses

During the 1996 fiscal year, the fund incurred $193,858 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended August 31, 1996)

                        Class A     Class B*      Class M*

Inception date:          1/3/95      2/26/96       2/26/96

Total return+

1 year                    13.40%         ---        ---
Life of fund              22.69        1.08%      2.58%

*Represents cumulative, rather than average annual, total return.

Yield+

30-day Yield               1.38%       0.72%      0.92%

+ Reflecting an expense limitation then in effect. Without the expense limitation, total return would have been 13.23% and 22.57% for class A shares and 0.67%, and 0.20%, respectively, for the class
A, B
and M shares.

Data represent past performance and are not indicative of future results. Total return for class A and class M shares reflects the deduction of the maximum sales charge of 5.75% and 3.50%, respectively. Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC").
The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this
SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments,
Inc.

Thomas R. Bogan (age 55) (1 fund).  Managing Director of Putnam
Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst at
Lord, Abbett & Co.

Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam
Management.  Prior to April, 1994, Mr. Browchuk was Managing
Director
at Fidelity Investments.

Peter Carman (age 55) (40 funds).  Senior Managing Director of
Putnam
Management.  Prior to August, 1993, Mr. Carman was Chief
Investment
Officer, Chairman of the U.S. Equity Investment Policy Committee and a
Director of Sanford C. Bernstein & Company, Inc.

Ian C. Ferguson (age 39) (22 funds).  Senior Managing Director.
Prior
to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai
Banking
Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of
Putnam
Management.

J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam
Management.  Senior Vice President of Putnam Fiduciary Trust
Company.

Carol C. McMullen (age 41) (7 funds).  Managing Director of
Putnam
Management.  Prior to June, 1995, Ms. McMullen was Senior Vice
President and Senior Portfolio Manager of Baring Asset
Management.

Jeanne L. Mockard (age 33) (4 funds).  Senior Vice President of
Putnam
Management.

John J. Morgan, Jr. (age 56) (10 funds).  Managing Director of
Putnam
Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam
Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and
President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of
Putnam Management.  Director of Putnam Investments, Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of
Putnam
Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39) (10 funds).  Managing Director of Putnam
Management.

Sheldon N. Simon (age 39) (2 funds).  Senior Vice President of
Putnam
Management.

Robert Swift (age 36) (7 funds).  Senior Vice President of Putnam
Management.  Prior to August, 1995, Mr. Swift was Director and
Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam
Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA
02109,
are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and
Exchange Commission filings. The Report of Independent Accountants, financial highlights and audited financial statements included in the fund's Annual Report for the fiscal year ended August 31, 1996, filed electronically on October 29, 1996 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

Differences between the typeset (printed) prospectus and the EDGAR filing version.

1. Each interior page of the prospectus includes the
                   word "prospectus" at the bottom of the page.

2.                 Pagination is different in printed prospectus.

3.                 Section headings and subheadings in the
printed
                   prospectus are printed in boldface type with colored ink.

4. The first page of the printed prospectus contains
                   an illustration of balanced scales, Putnam's logo.

5.                 The last page of the printed prospectus
contains a
                   graphic recyclable logo.